Related Party Notes Payable (Details) - USD ($)								1 Months Ended																		3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jul. 21, 2021	Jun. 07, 2021	May 13, 2021	May 13, 2021	Apr. 09, 2021	Feb. 12, 2020	Feb. 06, 2019	Jul. 18, 2021	Feb. 28, 2021	Sep. 30, 2020	Aug. 31, 2020	Jul. 24, 2020	Jul. 21, 2020	Feb. 28, 2020	Jan. 31, 2020	Nov. 30, 2019	Jul. 31, 2019	May 30, 2019	Apr. 29, 2019	Feb. 28, 2019	Jan. 28, 2019	Dec. 31, 2018	Nov. 30, 2018	Mar. 30, 2018	Apr. 30, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 14, 2020	Jun. 27, 2018	Dec. 31, 2016
Related Party Notes Payable (Details) [Line Items]
Principal amounts converted	$ 130,479,000
Payments of related party notes payable																														$ 75,000
Founder shares, description																												As a result of the underwriters’ election to partially exercise their over-allotment option on July 31, 2020 and the expiration of the remaining over-allotment option, 5,608 Founder Shares were forfeited and 744,392 Founder’s Shares are no longer subject to forfeiture, resulting in there being 5,744,392 Founder Shares issued and outstanding.		As a result of the underwriters’ election to partially exercise their over-allotment option on July 31, 2020 and the expiration of the remaining over-allotment option, 5,608 Founder Shares were forfeited and 744,392 Founder’s Shares are no longer subject to forfeiture, resulting in there being 5,744,392 Founder Shares issued and outstanding.
Limitation to founder shares, description																												The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, one year after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, one year after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Advances to related party																										$ 75,000		$ 75,000
Repaid outstanding advances												$ 75,000
Aggregate principal amount		$ 200,000																																$ 150,000
Outstanding balance amount		200,000										133,000
Administrative services fee																										30,000		60,000		$ 50,000
Working capital loans												$ 1,500,000																$ 1,500,000
Bussiness combination per share price (in Dollars per share)												$ 10.00																$ 10.00
Convertible promissory note, description									the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Note”). The Note is non-interest bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $500,000 of the Note may be converted into Class A common stock at a price of $10.00 per common stock at the option of the Sponsor. As of the date of these financial statements, there is a $500,000 balance outstanding under the Note.
Convertible promissory note maximum amount		$ 200,000
Aggregate fair market value																												$ 480,400
Notes payable annual interest																										480,400		480,400
Notes payable interest																														424,000		$ 424,000
Cover expenses																														75,000
Sponsor [Member]
Related Party Notes Payable (Details) [Line Items]
Purchased aggregate of shares (in Shares)						5,750,000
Aggregate price amount						$ 25,000
Aggregate of forfeiture shares (in Shares)						750,000
Percentage of issued and outstanding shares						20.00%
FF Intelligent Mobility Global Holdings Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares)																																25,000,000
Proceeds from related party notes payable																												200	$ 8,735			$ 10,256	$ 30,622
Notes payable																														$ 105,000	$ 3,410,000	$ 105,000	3,410,000
Percentage of issued and outstanding shares																														50.00%		50.00%
Payment for monthly rent																																$ 2,452,000	4,282,000
Cash																						$ 5,664				52,527	$ 3,241	52,527	3,241	$ 1,124	2,221	1,124	2,221			$ 278,866,000
Notes payable bearing annual interest																								On March 30, 2018, the cash funding was restructured via an agreement in the form of notes payable bearing an annual interest rate of 12.00% and maturing on December 31, 2020. The notes payable are unsecured and there are no covenants associated with these notes payable.Faraday & Future (HK) Limited F&F HK provided an aggregate principal loan in the total sum of $212,007 to the Company as part of the agreement on March 30, 2018. On June 27, 2019, the Company entered into a note payable cancellation agreement for a portion of the note payable with F&F HK effective January 1, 2019 and simultaneously the note payable was assumed by a third-party lender. The agreement cancelled $48,374 of principle and $5,805 of unpaid interest due to F&F HK. There was no loss or gain on the extinguishment of note payable due to the net carrying amount of the note payable extinguished being equivalent to the reacquisition price of the new note payable. See Note 9 Notes Payable (1). As of and for the Year Ended December 31, 2020 2019 Outstanding principal $— $149,081 Accrued interest — 19,657 Interest expense 11,959 17,889 Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — Leview Mobile (HK) Ltd Leview provided an aggregate principal loan in the total sum of $66,859 to the Company as part of the agreement on March 30, 2018. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $— $66,859 Accrued interest — 16,046 Interest expense 5,363 8,023 Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — Beijing Bairui Culture Media, Co. Ltd Between December 2017 and July 2018, the Company executed several notes payable agreements with Beijing Bairui Culture Media Co., Ltd. (“Bairui”) for total principal of $27,329. Bairui was previously controlled by the Company’s founder and former CEO. Each note payable originally matured one year after its issuance. The notes payable originally bore interest of 0% per annum. The notes payable are unsecured and there are no covenants associated with these notes payable. During the year ended December 31, 2019, Bairui forgave $2,487 of the outstanding notes payable. Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a notes payable discount and a capital contribution due to the related party nature of the arrangements. During the year ended December 31, 2019, the Company recognized interest expense of $3,476 related to the accretion of the discount. As of December 31, 2019, the unamortized discount was $3,557. On January 1, 2020, the Company executed an amendment to consolidate the notes payable into one note for the same amount, extend the maturity date of this note payable to December 31, 2020, and increased the interest rate from 0% to 12%. Since the cash flows of the modified note payable exceeded the cash flows of the original notes payable by more than 10%, the modification has been accounted for as an extinguishment with a loss on extinguishment of $314 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. The net carrying value of the original note payable of $20,842 was replaced with a note payable with a fair value of $21,156. Additionally, accretion of $2,586 was recorded in interest expense during the year ended December 31, 2020 related to the unamortized discount. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $— $24,399 Accrued interest — — Interest expense 4,073 3,476 Unrealized foreign exchange (gain) loss on principal — 443 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — CYM Tech Holdings LLC On August 28, 2020, the related party notes payable with F&F HK, Leview, and Bairui were restructured to consolidate the lenders and extend the maturity date through June 30, 2021, transferring both the principal and accrued interest to the new lender, CYM Tech Holdings LLC, wholly-owned subsidiary of F&F HK. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $240,543 $— Accrued interest 64,827 — Interest expense 10,134 — Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — The related party notes payable that were restructured were the following: Before Restructuring Lender Principal Faraday & Future (HK) Limited $149,081 Leview Mobile (HK) Ltd 66,859 Beijing Bairui Culture Media, Co. Ltd 24,603 Total $240,543 After Restructuring Lender Principal CYM Tech Holdings LLC $240,543 The restructuring has been accounted for as a troubled debt restructuring because the Company has been experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured note payable exceed the net carrying value of the original notes payable due to the maturity date extension, the restructuring is accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. (2)On January 28, 2019 and February 1, 2019, the Company borrowed $7,000 and $3,000, respectively from Evergrande Health Industry Group Limited (“China Evergrande”). China Evergrande is an affiliate of a significant shareholder of the Company. The notes payable matured on June 30, 2019 and were in default as of December 31, 2020 and 2019. The notes payable bear interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter. The notes payable are unsecured and there are no covenants associated with these notes payable.
Principal amount																								$ 212,007,000						48,374,000
Unpaid interest																																			$ 5,805,000
Outstanding notes payable																															7,758,000		7,758,000
Interest expense																										9,077	$ 7,281	28,933	$ 15,672			34,724	25,918
Borrowed from related party																																	834
Notes payable interest																														111,574,000	115,900,000	111,574,000	115,900,000
Notes Payable																														265,663,000	270,690,000	265,663,000	270,690,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Related Party Note, Due June 2021 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amounts converted				$ 90,869,000	$ 194,810,000
Accrued interest converted				$ 43,490,000	$ 71,764,000
Unpaid balance																												149,674,000
Principal amounts in default																										$ 125,071,000		$ 125,071,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Related Party Notes, NPA Tranche, Due October 2021 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Aggregate principal amount that may be issued																			$ 200,000,000
Percent premium if converted																										20.00%		20.00%
FF Intelligent Mobility Global Holdings Ltd [Member] | Related Party Notes, Excluding Related Party Note, Due June 2021 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amounts in default																										$ 22,022,000		$ 22,022,000
Number of instruments in default																										12		12
FF Intelligent Mobility Global Holdings Ltd [Member] | Bridge Loan, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Proceeds from related party notes payable																												$ 200,000
Payments of related party notes payable																												424,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Extinguishment of debt																												60,104,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Leview Mobile (HK) Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Loans payable																								$ 66,859,000
FF Intelligent Mobility Global Holdings Ltd [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable bearing annual interest								The notes payable originally bore interest of 0% per annum.							the Company executed an amendment to consolidate the notes payable into one note for the same amount, extend the maturity date of this note payable to December 31, 2020, and increased the interest rate from 0% to 12%. Since the cash flows of the modified note payable exceeded the cash flows of the original notes payable by more than 10%, the modification has been accounted for as an extinguishment with a loss on extinguishment of $314 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.
Principal amount								$ 27,329,000
Outstanding notes payable																															2,487,000		2,487,000
Interest expense																																2,586,000	3,476,000
Unamortized discount																															3,557,000		3,557,000
Notes payable annual interest																														20,842,000		20,842,000
Fair value																														21,156,000		21,156,000
FF Intelligent Mobility Global Holdings Ltd [Member] | CYM Tech Holdings LLC [Member]
Related Party Notes Payable (Details) [Line Items]
Extinguishment of debt																																$ 35,000
Convertible promissory note, description											The conversion feature does not require bifurcation because it is clearly and closely related to the debt host since the conversion does not involve a substantial premium or discount. The modification agreement and the accounting conclusions are collectively referred to as the September 2020 Modification. The Company recorded a gain on extinguishment of $35 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $13 was recorded related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $766 $717 Accrued interest — — Interest expense 72 65 Unrealized foreign exchange (gain) loss on principal 49 11 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●In 2018, the Company entered into a $700 note payable with an employee. The note is payable on demand and bears interest at 0% per year. The note has no covenants and is unsecured. The note payable was in default as of December 31, 2020. Due to the note payable having an interest rate below market rates, the Company imputed interest upon entering into the note payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangement. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $34 and $31, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $16 and $50, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $737 $689 Accrued interest — — Interest expense 34 31 Unrealized foreign exchange (gain) loss on principal 48 11 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●The Company has various other unsecured related party borrowings totaling $4,797. These borrowings do not have stated terms or a stated maturity date. The Company was in default on these notes payable as of December 31, 2020. Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangements. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $310 and $282, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $141 and $452, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $5,045 $4,719 Accrued interest — — Interest expense 310 282 Unrealized foreign exchange (gain) loss on principal 326 77 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●In February 2020, the Company borrowed $1,410 through a note payable from an employee. The note originally matured on August 14, 2020, bears interest at 8.99% per annum, has no covenants and is unsecured. As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $5 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $2 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $1,410 $— Accrued interest 69 — Interest expense 111 — Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments 42 — Proceeds 1,410 — (6)The Company issued the following notes payable with various related parties. ●In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bear interest at 6.99%. As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $77 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $27 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $4,160 $4,160 Accrued interest 313 20 Interest expense 293 20 Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — 4,160 ●Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bears interest at 8%. The notes have no covenants and are unsecured. As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $53 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $18 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.					The conversion feature does not require bifurcation because it is clearly and closely related to the debt host since the conversion does not involve a substantial premium or discount. The modification agreement and the accounting conclusions are collectively referred to as the September 2020 Modification. The Company recorded a gain on extinguishment of $35 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $13 was recorded related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $766 $717 Accrued interest — — Interest expense 72 65 Unrealized foreign exchange (gain) loss on principal 49 11 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●In 2018, the Company entered into a $700 note payable with an employee. The note is payable on demand and bears interest at 0% per year. The note has no covenants and is unsecured. The note payable was in default as of December 31, 2020. Due to the note payable having an interest rate below market rates, the Company imputed interest upon entering into the note payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangement. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $34 and $31, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $16 and $50, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $737 $689 Accrued interest — — Interest expense 34 31 Unrealized foreign exchange (gain) loss on principal 48 11 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●The Company has various other unsecured related party borrowings totaling $4,797. These borrowings do not have stated terms or a stated maturity date. The Company was in default on these notes payable as of December 31, 2020. Due to the notes payable having below market interest rates, the Company imputed interest upon entering into the notes payable resulting in a debt discount and a capital contribution due to the related party nature of the arrangements. During the years ended December 31, 2020 and 2019, the Company recognized interest expense of $310 and $282, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $141 and $452, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $5,045 $4,719 Accrued interest — — Interest expense 310 282 Unrealized foreign exchange (gain) loss on principal 326 77 Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments — — Proceeds — — ●In February 2020, the Company borrowed $1,410 through a note payable from an employee. The note originally matured on August 14, 2020, bears interest at 8.99% per annum, has no covenants and is unsecured. As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $5 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $2 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $1,410 $— Accrued interest 69 — Interest expense 111 — Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments 42 — Proceeds 1,410 — (6)The Company issued the following notes payable with various related parties. ●In November 2019 and December 2019, the Company executed three notes payable with an affiliated company for total principal of $4,160. The notes payable originally matured on December 31, 2020 and bear interest at 6.99%. As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $77 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $27 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.
Notes payable bearing annual interest																	The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $1,970 and $1,961 as of December 31, 2020 and 2019, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $1,650 $1,650 Accrued interest 134 30 Interest expense 166 30 Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments 62 — Proceeds — — On April 29, 2019, the Company executed the NPA with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA is $200,000. All obligations due under the NPA bear interest of 10% per annum and are collateralized by a first lien, with second payment priority, on virtually all tangible and intangible assets of the Company. The NPA contains non-financial covenants and, as of December 31, 2020, the Company was in compliance with all covenants. See Note 9 Notes Payable (2). ●In July 2019, the Company executed a joinder agreement to the NPA with a company owned by an employee for a convertible note payable with total principal of $16,462. The note payable originally matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the note payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $19,657 and $19,561 as of December 31, 2020 and 2019, respectively.	The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $1,970 and $1,961 as of December 31, 2020 and 2019, respectively. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $1,650 $1,650 Accrued interest 134 30 Interest expense 166 30 Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments — — Interest payments 62 — Proceeds — — On April 29, 2019, the Company executed the NPA with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA is $200,000. All obligations due under the NPA bear interest of 10% per annum and are collateralized by a first lien, with second payment priority, on virtually all tangible and intangible assets of the Company. The NPA contains non-financial covenants and, as of December 31, 2020, the Company was in compliance with all covenants. See Note 9 Notes Payable (2). ●In July 2019, the Company executed a joinder agreement to the NPA with a company owned by an employee for a convertible note payable with total principal of $16,462. The note payable originally matured on May 31, 2020 and the interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the note payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20.00% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments.		The notes payable bear interest at an annual rate of 10.00% if repaid through June 30, 2019 and increased to 15.00% per annum thereafter.			The note payable had an original maturity of November 30, 2019 and bore interest at 8.99% per annum. This note was subsequently cancelled and the outstanding principal and accrued interest totaling $1,650 was contributed to the NPA executed on April 29, 2019.		The notes bore interest during the note term at 12.00% per annum. As the notes are in default as of December 31, 2020 and 2019, the outstanding balance is subject to an 18.00% interest rate per annum.							All obligations due under the NPA bear interest of 10% per annum and are collateralized by a first lien, with second payment priority, on virtually all tangible and intangible assets of the Company.
Principal amount																	$ 16,462,000	$ 1,650,000	$ 200,000,000				$ 1,650,000		$ 8,742,000
Outstanding notes payable														$ 1,410,000								$ 700,000			$ 728,000
Interest expense																															65,000	$ 72,000
Notes payable annual interest																$ 4,160,000
Borrowed from related party																				$ 3,000,000	$ 7,000,000
Bears interest														8.99%		6.99%						0.00%			0.00%
Unamortized discount																														33,000	$ 105,000	33,000	$ 105,000
Gain on extinguishment description										Company recorded a gain on extinguishment of $35 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.	Between January 2020 and August 2020, the Company executed nine notes payable with an affiliated company for a total of $8,422. The notes payable matured on December 31, 2020 and bear interest at 8%, besides one note for $500 which matured on June 30, 2020 and bears interest at 8%. The notes have no covenants and are unsecured.As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $53 in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $18 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. As of and for the Year Ended December 31, 2020 2019 Outstanding principal $6,452 $— Accrued interest 435 — Interest expense 435 — Unrealized foreign exchange (gain) loss on principal — — Unrealized foreign exchange (gain) loss on accrued interest — — Principal payments 1,970 — Interest payments — — Proceeds 8,422 — ●In December 2020, the Company entered into two notes payable for a total of $424. The notes payable do not have a stated maturity or bear interest. The notes have no covenants and are unsecured.
Accretion discount																														13,000		$ 13,000
Interest expenses and unamortized debt discount description																																As of December 31, 2020 and 2019, the unamortized debt discount was $16 and $50, respectively.	the Company recognized interest expense of $310 and $282, respectively, related to the accretion of the debt discount. As of December 31, 2020 and 2019, the unamortized debt discount was $141 and $452, respectively.
Unsecured related party																																$ 4,797,000
Cash advances							$ 1,500,000
Private Placement [Member]
Related Party Notes Payable (Details) [Line Items]
Warrant price (in Dollars per share)		$ 10.00
Chief Executive Officer [Member]
Related Party Notes Payable (Details) [Line Items]
Payment for monthly rent													$ 10,000
Chief Financial Officer [Member]
Related Party Notes Payable (Details) [Line Items]
Payment for monthly rent																														10,000
Class A-1 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amounts converted			$ 90,869
Class A-1 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Related Party Note, Due June 2021 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares)				57,513,413	57,513,413
Conversion price (in Dollars per share)			$ 1.67	$ 1.67	$ 1.67
Class A-2 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Related Party Note, Due June 2021 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares)				19,546,600	87,003,560
Conversion price (in Dollars per share)			$ 1.96	$ 1.96	$ 1.96
Class A-2 Convertible Preferred Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amounts converted																												$ 130,479,000
Shares issued from conversion (in Shares)																												81,855,608
February 11, 2020 [Member] | Sponsor [Member]
Related Party Notes Payable (Details) [Line Items]
Purchased aggregate of shares (in Shares)																												5,750,000
Aggregate price amount																												$ 25,000
Aggregate of forfeiture shares (in Shares)																												750,000
Percentage of issued and outstanding shares																										20.00%		20.00%
Level 3 [Member] | Fair Value, Nonrecurring [Member] | FF Intelligent Mobility Global Holdings Ltd [Member] | Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																										$ 147,995,000		$ 147,995,000		$ 265,663,000		$ 265,663,000
Promissory Note [Member]
Related Party Notes Payable (Details) [Line Items]
Aggregate principal amount																																		$ 150,000
Outstanding balance amount												$ 133,000
Promissory note due on demand																										$ 500,000		$ 500,000